Loans and Advances to Customers	12 Months Ended
Dec. 31, 2019
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Loans and Advances to Customers
13. LOANS AND ADVANCES TO CUSTOMERS

	Group
	2019 £m	2018 £m

Loans secured on residential properties	165,356	157,957
Corporate loans	27,043	27,763
Finance leases	6,264	6,821
Secured advances	0	—
Other unsecured loans	7,096	7,554
Amounts due from fellow Banco Santander subsidiaries and joint ventures	2,366	1,997
Amounts due from Santander UK Group Holdings plc	8	17
Amounts due from subsidiaries	0	—

Loans and advances to customers	208,133	202,109
Credit impairment loss allowances on loans and advances to customers	(785)	(751)
RV and voluntary termination provisions on finance leases	(61)	(69)

Net loans and advances to customers	207,287	201,289

For movements in expected credit losses, see the Credit risk section of the Risk review. The contractual amount outstanding on financial assets that were written off in the year and are still subject to enforcement activity was £72m (2018: £76m).
Finance lease and hire purchase contract receivables may be analysed as follows:

	Group
	2019			2018
	Gross investment £m	Unearned finance income £m	Net investment £m	Gross investment £m	Unearned finance income £m	Net investment £m

No later than one year	2,650	(371)	2,279	3,730	(210)	3,520
Later than one year and not later than two years	1,829	(207)	1,622	1,839	(148)	1,691
Later than two years and not later than three years	1,047	(119)	928	1,056	(87)	969
Later than three years and not later than four years	473	(54)	419	488	(39)	449
Later than four years and not later than five years	41	(4)	37	32	(4)	28
Later than five years	1,116	(137)	979	210	(46)	164

	7,156	(892)	6,264	7,355	(534)	6,821

The Santander UK group enters into finance leasing arrangements primarily for the financing of motor vehicles and a range of assets for its corporate customers. Included in the carrying value of net investment in finance leases and hire purchase contracts is £1,219m (2018: £1,034m) of unguaranteed RV at the end of the current lease terms, which is expected to be recovered through re-payment, re-financing or sale. Contingent rent income of £nil (2018: £nil, 2017: £5m) was earned during the year, which was classified in ‘Interest and similar income’. Finance income on the net investment in finance leases was £299m (2018: £346m, 2017: £201m).
Finance lease receivable balances are secured over the asset leased. The Santander UK group is not permitted to sell or repledge the asset in the absence of default by the lessee. The Directors consider that the carrying amount of the finance lease receivables approximates to their fair value.
Included within loans and advances to customers are advances assigned to bankruptcy remote structured entities and Abbey Covered Bonds LLP. These loans provide security to issues of covered bonds and mortgage-backed or other asset-backed securities issued by the Santander UK group. For more, see Note 14.